OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER NON-CURRENT ASSETS
Rental deposits	$ 2,146	$ 2,539
Prepayment for investments	1,009	910
Prepayment for property, plant and equipment	34	622
Others	49	117
Other non-current assets	$ 3,238	$ 4,188